Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	$ 1,055,349		$ 836,576		$ 732,523
Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year					24,687
Dispositions					(7,106)
Realized and Unrealized Gains					3,319
Balances at end of year	17,941		18,850		20,900
Fixed Income Investments [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	255,927	[1]	239,558	[1]	202,939	[1]
Fixed Income Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year					5,535
Dispositions					(5,717)
Realized and Unrealized Gains					182
Balances at end of year						[1]
Other Assets [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	47,494	[2]	37,230	[2]	37,482	[2]
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year	18,850	[2]	20,900	[2]	19,152
Dispositions	(4,068)		(3,827)		(1,389)
Realized and Unrealized Gains	3,159		1,777		3,137
Balances at end of year	$ 17,941	[2]	$ 18,850	[2]	$ 20,900	[2]

[1]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[2]	This category consists of venture capital funds.